T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.4%
Car Loan 1.1%
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1) 1,447 1,453
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 100 102
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 1,090 1,105
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,251
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 686
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23  107 107
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 3,129
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 2,093
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 8 8
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,936
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 2,039
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,637
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22  169 169
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,348

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 102
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 468 469
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  15 15
18,649
Credit Card 0.0%
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  610 628
628
Other Asset-Backed Securities 1.3%
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 0.985%, 10/25/27 (1) 1,244 1,245
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.484%, 10/20/31 (1) 1,615 1,617
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 1,565 1,563
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23  29 29
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,432
DRIVEN BRANDS FUNDING
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 792 837
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 1.254%, 5/20/34 (1) 2,155 2,152
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 157 161
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,303 1,397
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 2,040 2,042

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,680 1,716
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 546 558
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 47 47
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 1,632 1,632
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 1.934%, 10/17/29 (1) 1,095 1,095
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 2,446 2,455
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35 (1) 25 26
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1) 141 145
21,149
Student Loan 1.0%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,429 1,461
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,314 1,340
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 1,536 1,569
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,355 1,404
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 542 546
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 567 572
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.489%, 3/25/25  818 805

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 825 876
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 755 780
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 2,165 2,183
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 3,944 3,922
15,458
Total Asset-Backed Securities
(Cost $54,895) 55,884
CORPORATE BONDS 33.1%
FINANCIAL INSTITUTIONS 12.6%
Banking 7.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 438
Banco Santander, 3.125%, 2/23/23  600 624
Banco Santander, 3.49%, 5/28/30  600 656
Banco Santander, 3.848%, 4/12/23  1,400 1,477
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,422
Bank of America, 3.50%, 4/19/26  600 663
Bank of America, 4.00%, 1/22/25  650 711
Bank of America, 4.20%, 8/26/24  290 317
Bank of America, 6.00%, 10/15/36  300 424
Bank of America, 7.75%, 5/14/38  150 241
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,941
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,555
Bank of America, VR, 3.55%, 3/5/24 (2) 2,530 2,650
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,546
Bank of America, VR, 4.244%, 4/24/38 (2) 45 54
Bank of Nova Scotia, 1.625%, 5/1/23  2,800 2,862
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,740
Barclays Bank, 1.70%, 5/12/22  820 828
BPCE, 4.00%, 9/12/23 (1) 1,550 1,661
BPCE, 4.50%, 3/15/25 (1) 1,015 1,126
BPCE, 5.70%, 10/22/23 (1) 850 939
Capital One Financial, 3.65%, 5/11/27  1,430 1,605
Capital One Financial, 3.90%, 1/29/24  810 872
Citigroup, 5.875%, 1/30/42  450 656
Citigroup, VR, 2.572%, 6/3/31 (2) 3,060 3,171

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 2,294
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 2,185
Citizens Financial Group, 4.30%, 2/11/31  575 626
Credit Suisse, 2.95%, 4/9/25  1,080 1,156
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2) 1,765 1,814
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,455
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 745 769
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,440
Discover Bank, 2.70%, 2/6/30  2,000 2,121
Discover Financial Services, 3.75%, 3/4/25  1,440 1,575
Fifth Third Bancorp, 1.625%, 5/5/23  920 939
Goldman Sachs Group, 3.50%, 1/23/25  750 812
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,443
Goldman Sachs Group, 4.25%, 10/21/25  825 927
Goldman Sachs Group, 6.75%, 10/1/37  455 673
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 2,052
HSBC Bank USA, 5.875%, 11/1/34  550 729
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 3,393
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 1,515 1,589
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 1,000 1,018
ING Groep, 3.15%, 3/29/22  330 336
ING Groep, 3.55%, 4/9/24  2,640 2,843
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,055 1,080
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 375 389
JPMorgan Chase, 2.95%, 10/1/26  980 1,055
JPMorgan Chase, 3.375%, 5/1/23  2,085 2,187
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 2,320 2,409
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,308
JPMorgan Chase, VR, 3.559%, 4/23/24 (2) 1,250 1,314
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 1,103
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,644
KeyCorp, 2.25%, 4/6/27 (3) 1,950 2,038
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 720 725
M&T Bank, 3.55%, 7/26/23  2,140 2,269
Manufacturers & Traders Trust, 3.40%, 8/17/27  250 277
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,295
Morgan Stanley, 3.125%, 7/27/26  2,000 2,172
Morgan Stanley, 4.10%, 5/22/23  1,290 1,371
Morgan Stanley, 4.30%, 1/27/45  750 937
Morgan Stanley, 6.25%, 8/9/26  175 217
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,465
Morgan Stanley, VR, 3.622%, 4/1/31 (2) 1,125 1,264
Morgan Stanley, VR, 3.971%, 7/22/38 (2) 830 981
Natwest Group, VR, 4.519%, 6/25/24 (2) 2,050 2,191
NatWest Markets, 2.375%, 5/21/23 (1)(3) 2,505 2,589
PNC Bank, 3.50%, 6/8/23  2,025 2,141

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Royal Bank of Canada, 1.60%, 4/17/23  2,345 2,392
State Street, 3.10%, 5/15/23 (3) 265 278
State Street, VR, 2.825%, 3/30/23 (2) 595 605
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,620 2,791
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,746
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2) 245 273
Truist Bank, VR, 3.502%, 8/2/22 (2) 2,180 2,180
Truist Financial, 1.95%, 6/5/30 (3) 1,470 1,499
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,704
UniCredit, 6.572%, 1/14/22 (1) 1,270 1,302
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,725
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,521
Wells Fargo, VR, 2.572%, 2/11/31 (2) 2,120 2,217
121,022
Brokerage Asset Managers Exchanges 0.4%
Eaton Vance, 3.625%, 6/15/23  25 26
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,682
Intercontinental Exchange, 3.45%, 9/21/23  1,155 1,227
National Securities Clearing, 1.50%, 4/23/25 (1) 3,605 3,691
6,626
Finance Companies 0.6%
AerCap Ireland Capital, 3.30%, 1/23/23  485 501
AerCap Ireland Capital, 3.50%, 5/26/22  335 342
AerCap Ireland Capital, 4.125%, 7/3/23  1,915 2,025
AerCap Ireland Capital, 4.875%, 1/16/24  825 897
AerCap Ireland Capital, 6.50%, 7/15/25  655 767
Air Lease, 3.50%, 1/15/22  580 588
Air Lease, 3.625%, 4/1/27  830 900
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 527
GATX, 4.35%, 2/15/24  2,355 2,557
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 559
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 329 349
10,012
Insurance 2.6%
AIA Group, 3.20%, 3/11/25 (1) 510 545
AIA Group, 3.60%, 4/9/29 (1) 1,825 2,048
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.655%, 9/20/21 (1) 1,490 1,490
AIG Global Funding, 2.30%, 7/1/22 (1) 15 15
Allstate, 6.125%, 12/15/32  150 203
American International Group, 3.40%, 6/30/30  3,890 4,290
American International Group, 3.875%, 1/15/35  425 489
Anthem, 4.55%, 3/1/48  1,135 1,447
Anthem, 4.65%, 1/15/43  485 618
Aon, 2.20%, 11/15/22  25 26
Aon, 3.875%, 12/15/25  405 451

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Chubb INA Holdings, 3.35%, 5/15/24  550 593
Equitable Holdings, 3.90%, 4/20/23  312 329
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,867
First American Financial, 4.60%, 11/15/24  410 453
High Street Funding Trust I, 4.111%, 2/15/28 (1)(3) 1,100 1,252
Humana, 2.15%, 2/3/32  1,050 1,054
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,960
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,712
Lincoln National, 3.80%, 3/1/28  1,205 1,359
Marsh & McLennan, 2.25%, 11/15/30  620 638
Marsh & McLennan, 3.30%, 3/14/23  210 219
Marsh & McLennan, 3.50%, 6/3/24  1,915 2,061
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,632
Principal Financial Group, 2.125%, 6/15/30  2,215 2,247
Principal Financial Group, 3.30%, 9/15/22  5 5
Principal Financial Group, 3.40%, 5/15/25  1,215 1,320
Principal Financial Group, 3.70%, 5/15/29  10 11
Protective Life Global Funding, 1.17%, 7/15/25 (1)(3) 2,345 2,359
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,714
Travelers, 6.25%, 6/15/37  225 336
Trinity Acquisition, 3.50%, 9/15/21  175 175
UnitedHealth Group, 2.00%, 5/15/30  10 10
UnitedHealth Group, 3.50%, 8/15/39  1,960 2,236
UnitedHealth Group, 3.75%, 7/15/25  400 446
UnitedHealth Group, 4.75%, 7/15/45  900 1,208
Voya Financial, 3.125%, 7/15/24  1,440 1,531
Willis North America, 3.60%, 5/15/24  435 467
Willis North America, 4.50%, 9/15/28  1,110 1,288
42,104
Real Estate Investment Trusts 1.5%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 11
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 2,318
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,811 1,986
American Campus Communities Operating Partnership, 4.125%,
7/1/24  540 587
Boston Properties, 3.125%, 9/1/23  900 942
Brixmor Operating Partnership, 3.90%, 3/15/27  495 549
Brixmor Operating Partnership, 4.05%, 7/1/30  760 867
Duke Realty, 4.00%, 9/15/28  2,110 2,429
ERP Operating, 3.00%, 4/15/23  35 36
Essex Portfolio, 2.65%, 3/15/32  660 684
Essex Portfolio, 4.50%, 3/15/48 (3) 1,455 1,809
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 1,035
Healthcare Realty Trust, 3.625%, 1/15/28 (3) 605 673

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Healthpeak Properties, 2.875%, 1/15/31  420 447
Highwoods Realty, 3.625%, 1/15/23 (3) 880 908
Kilroy Realty, 3.45%, 12/15/24  750 800
Kilroy Realty, 4.375%, 10/1/25  335 379
Life Storage, 4.00%, 6/15/29  15 17
Prologis, 2.125%, 4/15/27  335 351
Regency Centers, 3.60%, 2/1/27  350 389
Regency Centers, 4.125%, 3/15/28  520 593
Simon Property Group, 3.80%, 7/15/50  2,830 3,222
VEREIT Operating Partnership, 2.20%, 6/15/28  685 707
VEREIT Operating Partnership, 3.95%, 8/15/27  835 952
VEREIT Operating Partnership, 4.625%, 11/1/25  1,775 2,015
24,706
Total Financial Institutions 204,470
INDUSTRIAL 18.7%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 154
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 614
LYB International Finance II, 3.50%, 3/2/27  1,000 1,102
Nucor, 2.70%, 6/1/30  775 818
Nucor, 3.95%, 5/1/28  1,405 1,620
Nutrien, 4.00%, 12/15/26  525 594
Packaging Corp. of America, 3.65%, 9/15/24  395 427
Packaging Corp. of America, 4.50%, 11/1/23  185 200
5,529
Capital Goods 0.6%
Boral Finance, 3.00%, 11/1/22 (1) 125 128
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,935
General Dynamics, 3.25%, 4/1/25  35 38
General Electric, 6.75%, 3/15/32  378 528
L3Harris Technologies, 3.832%, 4/27/25  295 325
Lockheed Martin, 3.60%, 3/1/35  240 280
Lockheed Martin, 4.07%, 12/15/42  184 227
Raytheon Technologies, 7.20%, 8/15/27  200 264
Republic Services, 2.50%, 8/15/24  20 21
Republic Services, 3.375%, 11/15/27  585 648
Roper Technologies, 1.40%, 9/15/27  3,630 3,617
Roper Technologies, 2.00%, 6/30/30  575 575
Roper Technologies, 2.95%, 9/15/29  685 741
Roper Technologies, 3.80%, 12/15/26  660 741
Vulcan Materials, 4.50%, 6/15/47  5 6
10,074
Communications 3.5%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,598
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,626

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
America Movil SAB de CV, 6.375%, 3/1/35  300 434
American Tower, 2.40%, 3/15/25  1,010 1,058
AT&T, 2.25%, 2/1/32  3,500 3,492
AT&T, 3.00%, 6/30/22  2,000 2,040
AT&T, 3.50%, 6/1/41  3,985 4,206
AT&T, 4.35%, 3/1/29  1,020 1,186
CC Holdings, 3.849%, 4/15/23  425 449
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,447
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,812
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,396
Comcast, 1.95%, 1/15/31  4,970 4,966
Comcast, 2.65%, 2/1/30  10 11
Comcast, 3.20%, 7/15/36  80 87
Comcast, 3.90%, 3/1/38  2,910 3,406
Comcast, 3.95%, 10/15/25  845 946
Crown Castle International, 2.25%, 1/15/31  1,665 1,661
Crown Castle International, 3.70%, 6/15/26  700 776
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 206
Crown Castle Towers, 3.72%, 7/15/23 (1) 450 463
Fox, 4.03%, 1/25/24  600 649
Interpublic Group, 4.20%, 4/15/24  410 446
Omnicom Group, 3.60%, 4/15/26  695 772
Omnicom Group, 3.65%, 11/1/24  460 501
Rogers Communications, 3.625%, 12/15/25  335 370
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 1,064
T-Mobile USA, 3.75%, 4/15/27  3,565 3,974
Time Warner Cable, 6.55%, 5/1/37  235 323
Time Warner Cable, 6.75%, 6/15/39  275 390
Verizon Communications, 1.68%, 10/30/30  625 604
Verizon Communications, 2.65%, 11/20/40  6,700 6,532
Verizon Communications, 4.00%, 3/22/50  1,500 1,764
Verizon Communications, 4.272%, 1/15/36  745 894
Vodafone Group, 4.25%, 9/17/50  700 826
Vodafone Group, 4.875%, 6/19/49  20 26
Walt Disney, 3.70%, 10/15/25  285 316
Weibo, 3.50%, 7/5/24  1,275 1,335
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,470
56,522
Consumer Cyclical 2.8%
Alibaba Group Holding, 4.00%, 12/6/37 (3) 4,000 4,497
Amazon.com, 2.80%, 8/22/24  585 623
Amazon.com, 3.875%, 8/22/37  930 1,125
Amazon.com, 5.20%, 12/3/25  1,053 1,237
Aptiv, 4.15%, 3/15/24  385 417
AutoZone, 1.65%, 1/15/31  2,000 1,928

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
AutoZone, 3.125%, 4/18/24  2,320 2,471
AutoZone, 3.125%, 4/21/26  445 487
AutoZone, 3.75%, 6/1/27  20 23
BMW U.S. Capital, 3.80%, 4/6/23 (1) 3,805 4,010
Booking Holdings, 3.60%, 6/1/26  665 740
Booking Holdings, 3.65%, 3/15/25  810 886
Expedia Group, 5.00%, 2/15/26  1,070 1,220
General Motors, 4.00%, 4/1/25  1,090 1,197
General Motors Financial, 3.55%, 7/8/22  15 15
Home Depot, 5.875%, 12/16/36  3,000 4,353
Hyatt Hotels, 3.375%, 7/15/23  185 193
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,500
Hyundai Capital America, 5.75%, 4/6/23 (1) 2,775 3,004
McDonald's, 1.45%, 9/1/25  935 955
McDonald's, 3.30%, 7/1/25  15 16
O'Reilly Automotive, 3.60%, 9/1/27  20 23
O'Reilly Automotive, 3.80%, 9/1/22  10 10
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,811
PACCAR Financial, 2.65%, 5/10/22  25 25
PACCAR Financial, 2.65%, 4/6/23  1,030 1,070
QVC, 4.375%, 3/15/23  2,020 2,126
QVC, 4.45%, 2/15/25  75 80
QVC, 4.85%, 4/1/24  840 910
Ross Stores, 1.875%, 4/15/31  300 296
Ross Stores, 4.60%, 4/15/25  3,575 4,028
TJX, 1.60%, 5/15/31 (3) 1,425 1,397
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 305 313
Walmart, 3.40%, 6/26/23  1,900 2,008
45,994
Consumer Non-Cyclical 4.4%
Abbott Laboratories, 1.15%, 1/30/28 (3) 1,155 1,146
Abbott Laboratories, 3.40%, 11/30/23  784 835
Abbott Laboratories, 4.75%, 11/30/36  1,535 2,014
AbbVie, 3.20%, 5/14/26  225 245
AbbVie, 3.60%, 5/14/25  880 961
AbbVie, 4.45%, 5/14/46  1,280 1,581
AbbVie, 4.50%, 5/14/35  1,235 1,514
AbbVie, 4.70%, 5/14/45  1,385 1,760
Agilent Technologies, 3.875%, 7/15/23  920 974
Altria Group, 2.35%, 5/6/25  250 263
Amgen, 2.77%, 9/1/53  1,239 1,208
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 40
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  3,390 4,760
Banner Health, 1.897%, 1/1/31  850 855
Banner Health, 2.913%, 1/1/51  35 36

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 2,269
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,248
Bestfoods, 6.625%, 4/15/28  5 7
Biogen, 2.25%, 5/1/30  2,885 2,937
Biogen, 3.625%, 9/15/22  570 591
Boston Scientific, 3.75%, 3/1/26  2,350 2,615
Bristol-Myers Squibb, 3.55%, 8/15/22  905 934
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 1,372
Cardinal Health, 3.41%, 6/15/27 (3) 1,405 1,552
Cardinal Health, 3.75%, 9/15/25  905 997
Centra Health, 4.70%, 1/1/48  25 29
Cigna, 3.00%, 7/15/23  340 356
Cigna, 3.75%, 7/15/23  1,005 1,067
CommonSpirit Health, 2.76%, 10/1/24  865 911
CommonSpirit Health, 2.782%, 10/1/30  980 1,032
CommonSpirit Health, 3.91%, 10/1/50  40 45
CVS Health, 1.875%, 2/28/31  1,135 1,123
CVS Health, 2.70%, 8/21/40  425 423
CVS Health, 3.25%, 8/15/29  1,330 1,457
CVS Health, 5.125%, 7/20/45  925 1,217
Danone, 2.947%, 11/2/26 (1) 1,065 1,148
Diageo Capital, 1.375%, 9/29/25  1,080 1,100
Elanco Animal Health, 4.912%, 8/27/21  295 296
Evernorth Health, 3.00%, 7/15/23  20 21
Gilead Sciences, 3.25%, 9/1/22  600 616
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 2,123
Hasbro, 3.00%, 11/19/24  1,395 1,483
HCA, 4.125%, 6/15/29  1,695 1,932
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 1,280
Kaiser Foundation Hospitals, 3.50%, 4/1/22  460 470
Keurig Dr Pepper, 2.55%, 9/15/26 (3) 450 480
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 2,094
MedStar Health, Series 20A, 3.626%, 8/15/49  920 1,057
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 791
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,487
Perrigo Finance Unlimited, 3.15%, 6/15/30 (3) 1,725 1,809
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,660 1,735
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 534
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 2,317
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21  380 381
Thermo Fisher Scientific, 4.133%, 3/25/25  5 5
Unilever Capital, 3.00%, 3/7/22  1,255 1,276
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 2,146
Zoetis, 2.00%, 5/15/30  3,365 3,398
70,353

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 3.4%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 2,291
Boardwalk Pipelines, 4.45%, 7/15/27  230 261
Boardwalk Pipelines, 4.95%, 12/15/24  380 424
BP Capital Markets America, 1.749%, 8/10/30 (3) 1,710 1,689
BP Capital Markets America, 3.194%, 4/6/25  2,900 3,125
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,404
Cameron LNG, 2.902%, 7/15/31 (1) 520 564
Cameron LNG, 3.701%, 1/15/39 (1) 430 485
Canadian Natural Resources, 2.95%, 1/15/23  1,475 1,525
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,590
Chevron, 1.995%, 5/11/27  1,350 1,404
ConocoPhillips, 2.40%, 2/15/31 (1) 380 394
ConocoPhillips, 3.75%, 10/1/27 (1) 360 408
ConocoPhillips, 4.95%, 3/15/26  1,900 2,211
DCP Midstream Operating, 3.875%, 3/15/23  15 15
Diamondback Energy, 2.875%, 12/1/24  2,265 2,381
Enbridge, 4.00%, 10/1/23  420 448
Enbridge, 4.25%, 12/1/26  355 402
Enbridge, 5.50%, 12/1/46  555 748
Enbridge Energy Partners, 5.50%, 9/15/40  170 224
Energy Transfer, 3.75%, 5/15/30  680 740
Energy Transfer, 5.25%, 4/15/29  1,105 1,312
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 661
Enterprise Products Operating, 3.50%, 2/1/22 (3) 2,650 2,693
EOG Resources, 2.625%, 3/15/23  2,175 2,243
EOG Resources, 4.375%, 4/15/30 (3) 1,710 2,041
Exxon Mobil, 1.571%, 4/15/23  4,155 4,238
Florida Gas Transmission, 3.875%, 7/15/22 (1) 455 465
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.223%, 9/9/22  1,510 1,512
Occidental Petroleum, 3.00%, 2/15/27  1,475 1,462
Pioneer Natural Resources, 1.125%, 1/15/26  695 691
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 924
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 766
Schlumberger Holdings, 3.75%, 5/1/24 (1) 1,075 1,156
Southeast Supply Header, 4.25%, 6/15/24 (1) 200 202
Spectra Energy Partners, 3.375%, 10/15/26  460 502
Spectra Energy Partners, 4.75%, 3/15/24  25 27
Suncor Energy, 3.10%, 5/15/25  760 815
Suncor Energy, 3.60%, 12/1/24  355 384
TotalEnergies Capital International, 2.434%, 1/10/25  40 42
TotalEnergies Capital International, 2.986%, 6/29/41  2,410 2,517
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 961
Valero Energy, 2.85%, 4/15/25  3,800 4,024
Williams, 4.85%, 3/1/48  190 235

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 3.70%, 9/15/26 (1) 330 359
Woodside Finance, 3.70%, 3/15/28 (1) 435 471
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,628
55,064
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1) 200 218
Georgetown University, Series B, 4.315%, 4/1/49 (3) 1,475 1,892
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 1,321
President & Fellows of Harvard College, 3.619%, 10/1/37  385 457
3,888
Technology 2.7%
Apple, 1.25%, 8/20/30  2,920 2,832
Apple, 3.20%, 5/13/25  45 49
Apple, 3.20%, 5/11/27  4,005 4,440
Avnet, 4.625%, 4/15/26  1,440 1,632
Baidu, 3.875%, 9/29/23 (3) 1,555 1,652
Broadcom, 4.70%, 4/15/25  920 1,034
Fiserv, 3.20%, 7/1/26  10 11
Keysight Technologies, 4.55%, 10/30/24  1,427 1,585
Micron Technology, 2.497%, 4/24/23  960 991
Micron Technology, 4.185%, 2/15/27  2,695 3,055
NXP, 3.15%, 5/1/27 (1) 395 426
PayPal Holdings, 1.65%, 6/1/25  3,405 3,500
QUALCOMM, 2.15%, 5/20/30  3,090 3,192
QUALCOMM, 3.25%, 5/20/27  1,004 1,109
RELX Capital, 3.00%, 5/22/30  1,120 1,207
RELX Capital, 3.50%, 3/16/23  535 561
ServiceNow, 1.40%, 9/1/30  3,710 3,541
Tencent Holdings, 2.985%, 1/19/23 (1)(3) 550 568
Texas Instruments, 1.375%, 3/12/25  655 671
Texas Instruments, 1.75%, 5/4/30  1,240 1,256
Thomson Reuters, 3.35%, 5/15/26 (3) 225 246
Visa, 1.90%, 4/15/27  2,700 2,810
Visa, 2.15%, 9/15/22  1,025 1,046
VMware, 1.40%, 8/15/26  3,475 3,487
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 3,406
44,312
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  570 576
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  670 664
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  33 34
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 146
Canadian National Railway, 6.25%, 8/1/34  95 135
Delta Air Lines, 3.80%, 4/19/23  550 567

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 16
ERAC USA Finance, 4.50%, 8/16/21 (1) 330 331
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 325
Kansas City Southern, 2.875%, 11/15/29  1,140 1,217
Kansas City Southern, 3.00%, 5/15/23  355 368
Kansas City Southern, 3.50%, 5/1/50  1,155 1,252
Kansas City Southern, 4.70%, 5/1/48  720 902
Norfolk Southern, 5.59%, 5/17/25  48 56
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,863
Transurban Finance, 3.375%, 3/22/27 (1)(3) 235 258
Transurban Finance, 4.125%, 2/2/26 (1) 185 207
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22  536 548
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  746 747
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  1,091 1,121
11,333
Total Industrial 303,069
UTILITY 1.8%
Electric 1.6%
American Electric Power, Series I, 3.65%, 12/1/21  210 212
Ausgrid Finance, 3.85%, 5/1/23 (1)(3) 1,120 1,168
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 243
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 144
CMS Energy, 4.875%, 3/1/44  635 825
Duke Energy, 2.65%, 9/1/26  355 378
Duke Energy, 3.75%, 9/1/46  280 306
Duke Energy Florida, 6.35%, 9/15/37  170 254
Duke Energy Progress, 6.30%, 4/1/38  100 147
Exelon, 3.40%, 4/15/26  1,815 1,983
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,643
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,998
Mississippi Power, 3.95%, 3/30/28  905 1,033
Nevada Power, Series N, 6.65%, 4/1/36  400 598
Ohio Power, Series M, 5.375%, 10/1/21  450 453
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,928
PacifiCorp, 4.125%, 1/15/49  1,400 1,704
PacifiCorp, 6.25%, 10/15/37  90 130
PECO Energy, 5.95%, 10/1/36  150 218
Public Service Electric & Gas, 5.70%, 12/1/36  180 250
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 241
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 2,197
Southern, 4.40%, 7/1/46  1,935 2,327
Tampa Electric, 6.15%, 5/15/37  700 993
Virginia Electric & Power, Series A, 2.875%, 7/15/29  1,100 1,195
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,362
24,930

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Natural Gas 0.2%
APT Pipelines, 4.25%, 7/15/27 (1) 385 440
NiSource, 1.70%, 2/15/31  1,280 1,227
NiSource, 3.49%, 5/15/27  710 788
NiSource, 3.95%, 3/30/48  1,000 1,163
Southern California Gas, Series KK, 5.75%, 11/15/35  140 187
3,805
Total Utility 28,735
Total Corporate Bonds
(Cost $499,673) 536,274
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Local Authorities 0.6%
Province of Alberta, 3.30%, 3/15/28  1,605 1,817
Province of Manitoba, 2.60%, 4/16/24  1,507 1,594
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,925
Province of Ontario, 2.40%, 2/8/22  2,000 2,023
Province of Quebec, 2.75%, 8/25/21  1,350 1,352
Province of Quebec, 2.875%, 10/16/24  35 38
Province of Quebec, 7.50%, 9/15/29  104 152
9,901
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 362
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 624
Pertamina Persero, 4.30%, 5/20/23 (1) 650 691
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 405 447
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,155 1,216
3,340
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30 (1) 730 832
Republic of Colombia, 4.00%, 2/26/24  260 273
Republic of Poland, 3.25%, 4/6/26  890 984
United Mexican States, 2.659%, 5/24/31  5,154 5,082
United Mexican States, 8.00%, 9/24/22 (3) 300 326
7,497
Total Foreign Government Obligations & Municipalities
(Cost $19,437) 20,738
MUNICIPAL SECURITIES 3.1%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 1,088

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
California, Build America, GO, 7.625%, 3/1/40  1,350 2,312
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 277
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 1,119
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 774
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 422
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%,
8/1/34  610 668
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  20 24
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 676
7,360
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,500
1,500
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,778 2,804
2,804
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 2,077
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 649
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 446
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38  480 690
3,862
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 2,186
2,186
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,711
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 489
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,655
3,855
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 2,621
2,621
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,676
1,676

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 1,050
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 948
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,755
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 240
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 706
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 48
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 45
4,792
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 3,051
3,051
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 2,436
2,436
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  680 736
736
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  645 669
669
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 41
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 16
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 4,108
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 15
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 2,760
6,940
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 22
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,875
1,897
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 632
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  585 765
1,397

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin 0.1%
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,928
1,928
Total Municipal Securities
(Cost $42,867) 49,710
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.7%
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 2,071 2,090
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 800 805
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 3,093 3,093
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 2,168 2,168
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 2,225 2,264
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 1,494 1,497
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.289%, 1/25/30  1,495 1,457
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.089%, 2/25/30  14 14
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 769 769
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 467 474
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 872 877
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 168 170

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 24 24
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 295 300
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1) 1,124 1,135
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.984%, 10/25/50 (1) 1,872 1,912
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 2,043 2,099
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 794 801
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 723 737
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 1,176 1,225
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 20 20
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1) 518 530
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 1,100 1,117
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 615 623
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 1,556 1,573
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 408 415
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.189%, 10/25/59 (1) 256 260
OBX Trust
Series 2019-INV1, Class A10, CMO, ARM
4.00%, 11/25/48 (1) 21 21

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1) 45 45
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 336 340
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 263 264
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 113 115
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 616
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,312 1,312
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 506 506
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 499 499
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 2,020 2,022
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 3,235 3,235
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 33 33
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 95 96
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 82 82
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 165 167
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 361 369
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 198 203

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 1,095 1,115
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 1,580 1,608
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 2,764 2,799
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 1,339 1,338
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 1,740 1,756
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 1,814 1,855
48,845
Commercial Mortgage-Backed Securities 3.7%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.023%, 12/15/36 (1) 1,435 1,435
BANK
Series 2017-BNK8, Class B, ARM
3.926%, 11/15/50  1,795 1,987
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.253%, 11/15/34 (1) 545 529
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.233%, 10/15/37 (1) 3,285 3,308
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.633%, 10/15/34 (1) 1,890 1,890
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 793
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 628
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 1,007
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 985

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 951
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 486
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.393%, 11/15/37 (1) 1,298 1,303
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,953
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,974
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,247
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,447
Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 848
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.127%, 12/15/36 (1) 3,110 3,111
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.726%, 12/15/36 (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.026%, 12/15/36 (1) 850 847
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,964
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.464%, 10/15/33 (1) 1,625 1,630
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 1.194%, 4/15/38 (1) 3,975 3,985
MHC Trust
Series 2021-MHC2, Class D, ARM
1M USD LIBOR + 1.50%, 1.593%, 5/15/23 (1) 1,500 1,502
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 43

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 768
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 321
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,987
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 764
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 3,537
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 1,835 1,835
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.682%, 4/15/32 (1) 790 782
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 1.593%, 5/15/38 (1) 1,695 1,700
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,630
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 27
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,482
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,200
59,432
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $106,847) 108,277

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.1%
U.S. Government Agency Obligations 19.8%
Federal Home Loan Mortgage
1.749%, 2/25/22  133 133
1.785%, 9/25/22  11 12
1.875%, 4/25/22  156 157
2.206%, 6/25/25  667 691
2.50%, 4/1/30 - 6/1/30  934 985
2.777%, 4/25/23  134 137
2.952%, 2/25/27  618 661
3.00%, 12/1/42 - 4/1/47  4,261 4,515
3.50%, 3/1/42 - 3/1/46  3,271 3,565
4.00%, 9/1/40 - 8/1/45  1,347 1,475
4.50%, 8/1/39 - 10/1/41  633 703
5.00%, 7/1/25 - 8/1/40  528 601
5.50%, 1/1/35 - 12/1/39  133 154
6.00%, 10/1/21 - 8/1/38  115 134
6.50%, 4/1/24 - 1/1/36  59 67
7.00%, 11/1/30 - 6/1/32  5 5
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.921%, 4/1/37  31 33
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  14 14
12M USD LIBOR + 1.735%, 2.203%, 2/1/37  15 16
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  23 23
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  18 19
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  12 12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  1,079 175
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36  4,700 4,889
2.50%, 5/1/51 - 8/1/51  5,328 5,574
3.00%, 5/1/31 - 9/1/49  5,871 6,287
3.50%, 5/1/31 - 6/1/33  1,152 1,236
4.00%, 12/1/49 - 2/1/50  5,367 5,749
4.50%, 5/1/50  317 343
5.00%, 12/1/41  690 764
5.50%, 5/1/44  1,384 1,590
Federal National Mortgage Assn.
3.50%, 6/1/43  10 11
4.00%, 11/1/40  623 681
4.50%, 7/1/40  7 7
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 1.841%, 7/1/35  9 9

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.602%, 1.935%, 7/1/36  16 16
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  4 4
12M USD LIBOR + 1.855%, 2.23%, 1/1/37  2 2
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  107 108
Federal National Mortgage Assn., UMBS
2.00%, 8/1/28 - 5/1/36  4,920 5,125
2.50%, 5/1/30 - 8/1/51  9,653 10,105
3.00%, 10/1/32 - 10/1/50  60,016 64,092
3.50%, 11/1/25 - 7/1/50  31,688 34,150
4.00%, 11/1/40 - 11/1/49  18,736 20,374
4.50%, 9/1/25 - 5/1/50  12,923 14,249
5.00%, 9/1/22 - 9/1/48  4,002 4,451
5.50%, 8/1/21 - 5/1/44  4,152 4,812
6.00%, 12/1/21 - 7/1/41  2,350 2,775
6.50%, 5/1/31 - 9/1/38  302 354
7.00%, 2/1/24 - 11/1/36  15 17
7.50%, 12/1/30 - 3/1/31  1 1
8.00%, 1/1/27  — —
UMBS, TBA
1.50%, 8/1/36 (5) 5,565 5,671
2.00%, 8/1/51 (5) 36,990 37,728
2.50%, 8/1/51 (5) 34,045 35,464
3.00%, 9/1/51 (5) 17,275 18,071
4.00%, 8/1/51 (5) 10,535 11,258
4.50%, 8/1/51 (5) 9,859 10,625
320,879
U.S. Government Obligations 8.3%
Government National Mortgage Assn.
2.50%, 6/1/51  6,091 6,333
3.00%, 9/15/42 - 4/20/51  22,412 23,518
3.50%, 9/15/41 - 1/20/49  17,132 18,303
4.00%, 2/15/41 - 10/1/50  11,705 12,492
4.50%, 9/15/34 - 8/20/47  5,180 5,628
5.00%, 1/20/33 - 6/20/49  6,870 7,479
5.50%, 10/20/32 - 3/20/49  2,571 2,856
6.00%, 8/15/33 - 4/15/36  22 26
6.50%, 10/15/25 - 12/20/33  7 8
7.50%, 3/15/23 - 3/15/32  43 45
8.00%, 1/15/26  2 2
8.50%, 11/15/21 - 7/20/26  — —
9.00%, 11/15/24  — —
9.50%, 5/15/22  — —
10.00%, 3/15/26  — —
Government National Mortgage Assn., ARM
1Y CMT + 1.50%, 2.25%, 7/20/23 - 8/20/23  — —

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  214 220
Government National Mortgage Assn., TBA
2.00%, 8/20/51 (5) 16,790 17,196
2.50%, 8/20/51 - 9/20/51 (5) 33,033 34,301
3.00%, 9/20/51 (5) 3,980 4,158
3.50%, 8/20/51 (5) 1,670 1,754
134,319
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $445,290) 455,198
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 23.7%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (3) 342 472
Federal National Mortgage Assn., 6.625%, 11/15/30  500 731
1,203
U.S. Treasury Obligations 23.6%
U.S. Treasury Bonds, 1.375%, 8/15/50  5,600 4,919
U.S. Treasury Bonds, 1.875%, 2/15/41  8,975 9,082
U.S. Treasury Bonds, 1.875%, 2/15/51 (3) 10,775 10,694
U.S. Treasury Bonds, 2.00%, 2/15/50  35,120 35,828
U.S. Treasury Bonds, 2.25%, 8/15/49  50 54
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,575
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 3,993
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 5,430
U.S. Treasury Bonds, 2.75%, 11/15/42  3,045 3,538
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 2,014
U.S. Treasury Bonds, 3.00%, 11/15/44  615 747
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 5,086
U.S. Treasury Bonds, 3.00%, 11/15/45 (3) 6,845 8,362
U.S. Treasury Bonds, 3.00%, 2/15/47 (3) 3,450 4,239
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 3,875
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 19,531
U.S. Treasury Bonds, 3.00%, 8/15/48  60 74
U.S. Treasury Bonds, 3.125%, 11/15/41  21,685 26,625
U.S. Treasury Bonds, 3.50%, 2/15/39  4,270 5,488
U.S. Treasury Bonds, 3.625%, 8/15/43  4,890 6,481
U.S. Treasury Bonds, 3.875%, 8/15/40  3,855 5,209
U.S. Treasury Bonds, 4.375%, 5/15/41  20 29
U.S. Treasury Bonds, 4.75%, 2/15/41  35 53
U.S. Treasury Notes, 0.125%, 1/31/23  2,340 2,340
U.S. Treasury Notes, 0.25%, 6/15/23  10,670 10,685
U.S. Treasury Notes, 0.25%, 5/31/25  15,305 15,150

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.25%, 8/31/25  8,100 7,999
U.S. Treasury Notes, 0.375%, 4/30/25  6,395 6,365
U.S. Treasury Notes, 0.50%, 8/31/27  50 49
U.S. Treasury Notes, 0.625%, 8/15/30  2,035 1,938
U.S. Treasury Notes, 0.75%, 3/31/26  22,155 22,259
U.S. Treasury Notes, 0.875%, 6/30/26  57,210 57,737
U.S. Treasury Notes, 1.125%, 2/15/31 (3) 15,950 15,820
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 15,125
U.S. Treasury Notes, 2.25%, 8/15/27  1,770 1,916
U.S. Treasury Notes, 2.75%, 4/30/23 (6) 29,420 30,748
U.S. Treasury Notes, 2.75%, 7/31/23  19,700 20,706
U.S. Treasury Notes, 2.75%, 8/31/23  11,015 11,597
383,360
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $367,613) 384,563
SHORT-TERM INVESTMENTS 10.5%
Money Market Funds 10.5%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 169,629 169,629
Total Short-Term Investments
(Cost $169,629) 169,629
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.07% (7)(8) 469 4,693
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 4,693

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 2.4%
Short-Term Funds 2.4%
T. Rowe Price Short-Term Fund, 0.07% (7)(8) 3,908 39,083
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 39,083
Total Securities Lending Collateral
(Cost $43,776) 43,776
Total Investments in Securities 112.6%
(Cost $1,750,027) $ 1,824,049
Other Assets Less Liabilities (12.6)% (204,383)
Net Assets 100.0% $ 1,619,666
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$198,732 and represents 12.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at July 31, 2021.
(4) Insured by Assured Guaranty Municipal Corporation
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $176,226 and represents 10.9% of net assets.
(6) At July 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 31,400 794 684 110
Total Centrally Cleared Credit Default Swaps,
Protection Sold 110
Total Centrally Cleared Swaps 110
Net payments (receipts) of variation margin to date (120)
Variation margin receivable (payable) on centrally cleared swaps $ (10)

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 416 U.S. Treasury Notes five year contracts 9/21 51,769 $ 344
Long, 57 U.S. Treasury Notes ten year contracts 9/21 7,664 143
Long, 96 U.S. Treasury Notes two year contracts 9/21 21,183 2
Net payments (receipts) of variation margin to date (418)
Variation margin receivable (payable) on open futures contracts $ 71

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 61
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 61+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 135,829  ¤  ¤ $ 169,629
T. Rowe Price Short-Term Fund,
0.07% 66,691  ¤  ¤ 43,776
Total $ 213,405^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $61 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $213,405.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Bond Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Bond Index Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE QM U.S. Bond Index Fund

F134-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,610,644 $ — $ 1,610,644
Short-Term Investments 169,629 — — 169,629
Securities Lending Collateral 43,776 — — 43,776
Total Securities 213,405 1,610,644 — 1,824,049
Swaps* — 110 — 110
Futures Contracts* 489 — — 489
Total $ 213,894 $ 1,610,754 $ — $ 1,824,648
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.